Shareholder's Equity (Details)	Jun. 30, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares, Issued		1
Ordinary shares subject to possible redemption (in shares)	39,570,413	0
Common Class A
Common Stock, Shares Authorized	500,000,000	500,000,000
Voting rights of common stock per share | Vote	1	1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	1,829,587	0
Common Stock, Shares, Outstanding	1,829,587	0
Ordinary shares subject to possible redemption (in shares)	39,570,413	0
Common Class B
Common Stock, Shares Authorized	50,000,000	50,000,000
Voting rights of common stock per share | Vote	1	1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	10,350,000	1
Common Stock, Shares, Outstanding	10,350,000	1